Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.23914%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$503,590.47

Principal:
Principal Collections	$9,213,140.86
Prepayments in Full	$3,642,559.61
Liquidation Proceeds	$38,470.74
Recoveries	$140,660.94
Sub Total	$13,034,832.15
Collections	$13,538,422.62

Purchase Amounts:
Purchase Amounts Related to Principal	$140,049.68
Purchase Amounts Related to Interest	$353.49
Sub Total	$140,403.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,678,825.79

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,678,825.79
Servicing Fee	$174,332.05	$174,332.05	$0.00	$0.00	$13,504,493.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,504,493.74
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,504,493.74
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,504,493.74
Interest - Class A-3 Notes	$28,858.60	$28,858.60	$0.00	$0.00	$13,475,635.14
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$13,279,597.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,279,597.81
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$13,216,437.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,216,437.81
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$13,171,158.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,171,158.81
Regular Principal Payment	$11,918,813.78	$11,918,813.78	$0.00	$0.00	$1,252,345.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,252,345.03
Residual Released to Depositor	$0.00	$1,252,345.03	$0.00	$0.00	$0.00
Total		$13,678,825.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,918,813.78
Total					$11,918,813.78

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$11,918,813.78	$34.44	$28,858.60	$0.08	$11,947,672.38	$34.52
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$11,918,813.78	$11.32	$333,334.93	$0.32	$12,252,148.71	$11.64

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$15,529,293.76	0.0448746	$3,610,479.98	0.0104331
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$173,189,293.76	0.1645129	$161,270,479.98	0.1531912

Pool Information
Weighted Average APR	2.974%	2.971%
Weighted Average Remaining Term	26.20	25.39
Number of Receivables Outstanding	16,296	15,832
Pool Balance	$209,198,458.10	$196,010,966.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$194,750,770.42	$182,634,144.27
Pool Factor	0.1831753	0.1716283

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$13,376,822.56
Targeted Overcollateralization Amount	$34,740,486.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,740,486.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$153,270.38
(Recoveries)		57	$140,660.94
Net Loss for Current Collection Period			$12,609.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0723%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0292%
Second Prior Collection Period			0.1310%
Prior Collection Period			-0.1428%
Current Collection Period			0.0747%
Four Month Average (Current and Prior Three Collection Periods)			0.0084%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,973	$8,180,144.41
(Cumulative Recoveries)			$2,543,469.14
Cumulative Net Loss for All Collection Periods			$5,636,675.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4936%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,146.04
Average Net Loss for Receivables that have experienced a Realized Loss			$2,856.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	161	$2,799,764.46
61-90 Days Delinquent	0.08%	9	$166,375.72
91-120 Days Delinquent	0.07%	5	$136,777.23
Over 120 Days Delinquent	0.14%	13	$265,519.79
Total Delinquent Receivables	1.72%	188	$3,368,437.20

Repossession Inventory:
Repossessed in the Current Collection Period		10	$203,094.97
Total Repossessed Inventory		15	$312,723.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2928%
Prior Collection Period			0.2393%
Current Collection Period			0.1705%
Three Month Average			0.2342%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2901%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	38

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$777,635.03
2 Months Extended	62	$987,266.73
3+ Months Extended	7	$112,939.99

Total Receivables Extended	113	$1,877,841.75

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer